Property, Plant and Equipment (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Property Plant and Equipment Text Block [Abstract]
Depreciation expenses	€ 4,019	€ 4,455	€ 1,185